Schedule of components of deferred tax balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred tax assets
Tax losses carry forwards	$ 1,534	$ 2,079	$ 2,635
Less: Valuation allowance	(1,534)	(2,079)	(2,635)
Total deferred tax assets
Deferred tax liabilities
Total deferred tax liabilities	$ 24	$ 32	$ 32